Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net consisted of the following:
	2023	2022
	In thousands of USD
Buildings	$15,935	$14,995
Furniture and equipment	974	983
Motor vehicles	119	14
Office improvements	1,868	895
Subtotal	18,896	16,887
Less: accumulated depreciation	(4,270)	(3,589)
Property and equipment, net	$14,626	$13,298